STOCKHOLDERS' DEFICIT (Schedule of Warrants activity) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Warrants outstanding, beginning of period (in shares)	3,000,000	3,170,044
Issued (in shares)	956,836		3,997,692
Shares issuable at the election of the noteholder in lieu of the payment of interest under the terms of the amended Slainte note.	938,287
Exercised (in shares)
Repurchased and cancelled (shares)		(170,044)	(827,648)
Expired (in shares)	(3,000,000)
Warrants outstanding, end of period (in shares)	1,895,122	3,000,000	3,170,044
Warrants exercisable at the end of the period (in shares)	1,895,122	3,000,000	3,170,044
Weighted Average Remaining Life (years)
Warrants outstanding, beginning of period	1 year
Issued	4 years 6 months 11 days
Warrants outstanding, end of period	4 years 6 months 11 days
Warrants exercisable at the end of the period	4 years 6 months 11 days
Weighted Average Exercise Price
Warrants outstanding, beginning of period (in dollars per share)	$ 12.00	$ 11.52
Issued (in dollars per share)	0.18		9.75
Exercised (in dollars per share)
Repurchased and cancelled (in dollars per share)
Expired (in dollars per share)
Warrants outstanding, end of period (in dollars per share)	0.18	12.00	11.52
Warrants exercisable at the end of the period (in dollars per share)	$ 0.18		$ 11.52